Exhibit 99.7

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Note Payment Detail

					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance

A	36159L CS3	0.86600%	300,000,000.00	300,000,000.00	0.00	209,283.33	209,283.33	300,000,000.00
B	36159L CT1	1.21600%	6,315,789.00	6,315,789.00	0.00	6,186.67	6,186.67	6,315,789.00
C	36159L CU8	1.81600%	9,473,684.00	9,473,684.00	0.00	13,858.95	13,858.95	9,473,684.00

Totals			315,789,473.00	315,789,473.00	0.00	229,328.95	229,328.95	315,789,473.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	7,959,379,121.92
New Volume	2,581,823,007.13
Principal Collections	3,145,296,570.54
Default Amount	462,931.98
Ending Combined Outstanding Principal Balance	7,395,442,626.53

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	7,395,442,626.53
Adjustment for charged-off Receivables	7,939,323.85
Aggregate Principal Receivables	7,387,503,302.68

Overconcentrations
Product Line Overconcentrations	0.00
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	36,392,184.31

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	3,145,296,570.54	12,181,876.51	3,133,114,694.03
Non Principal Collections	46,004,762.93	156,457.67	45,848,305.27
Total Collections	3,191,301,333.47	12,338,334.18	3,178,962,999.30
Defaults
Default Amount	462,931.98	0.00	462,931.98

Asset Performance
Annualized Yield			6.91%
Monthly Payment Rate			39.54%
Default Rate			0.07%

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount			4.19%
Allocation Percentage for Principal Collections			4.19%
Non Principal Collections Allocated to Series			1,922,001.19
Principal Collections Allocated to Series			131,342,917.40
Default Amount Allocated to Series			19,406.51

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series			1,922,001.19
Investment Earnings in Series Accounts			133.91
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series			0.00
Available Non Principal Collections Allocated to Series			1,922,135.10

(i)	(A)	Amount to Indenture Trustee	1,500.00
	(B)	Amount to Trustee	0.00
	(C)	Amount to Administrator	24.03
	(D)	Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee		552,631.58
	Unpaid Servicer Advances and interest thereon		0.00

(iii)	Class A Monthly Interest		209,283.33
(iv)	Class B Monthly Interest		6,186.67
(v)	Class C Monthly Interest		13,858.95

(vi)	Investor Default Amount (treated as Available Principal Collections)		19,406.51
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00
(viii)	Amount Required to be Deposited into the Reserve Account		0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian		0.00
	Indenture Trustee 0.00, Trustee 0.00, Administrator 0.00, Custodian 0.00

(x)	Amounts otherwise required to be Deposited into the Principal Account		0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		1,119,244.03

(xii)	(If Early Amortization Period has occurred)		0.00
	Make principal payments, then release to Issuer to make required yield payments on the Principal Overcollateralization Amount

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Excess Non Principal Collections for Series 2008-A	2,670,418.20
Excess Non Principal Collections for Series 2010-B	1,710,803.05
Excess Non Principal Collections for Series 2012-2	2,609,580.84
Excess Non Principal Collections for Series 2012-4	2,272,555.52
Excess Non Principal Collections for Series 2013-1	1,840,692.72
Excess Non Principal Collections for Series 2013-A	1,077,872.44
Excess Non Principal Collections for Series 2013-B	907,152.17
Excess Non Principal Collections for Series 2013-VFN-1	0.00
Excess Non Principal Collections for Series 2013-VFN-2	0.00
Excess Non Principal Collections for Series 2014-1	2,544,983.30
Excess Non Principal Collections for Series 2014-2	1,865,692.03
Excess Non Principal Collections for Series 2015-1	1,733,418.73
Excess Non Principal Collections for Series 2015-2	1,049,720.34
Total Excess Non Principal Collections	20,282,889.34

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-4	0.00
Non Principal Shortfalls for Series 2013-1	0.00
Non Principal Shortfalls for Series 2013-A	0.00
Non Principal Shortfalls for Series 2013-B	0.00
Non Principal Shortfalls for Series 2013-VFN-1	68,719.01
Non Principal Shortfalls for Series 2013-VFN-2	54,231.45
Non Principal Shortfalls for Series 2014-1	0.00
Non Principal Shortfalls for Series 2014-2	0.00
Non Principal Shortfalls for Series 2015-1	0.00
Non Principal Shortfalls for Series 2015-2	0.00
Total Non Principal Shortfalls	122,950.46

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-1	68,719.01
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-2	54,231.45
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	122,950.46
Released to Transferor	20,159,938.88

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	131,342,917.40
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	19,406.51
Available Principal Collections Treated as Shared Principal Collections	131,362,323.91

Controlled Accumulation Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00, Class B 0.00, Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Series Specific Excess Non-Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00, Class B 0.00, Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,189,381,850.93
Aggregate Principal Shortfall for Principal Sharing Series	400,433,914.01
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-4	400,433,914.01
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	1,788,947,936.92

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	315,789,473.00
Required Reserve Account Amount	7,894,736.84

Reserve Account Investment Earnings	131.85
Beginning Reserve Account Amount	7,894,736.84
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	7,894,736.84

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	15,789,474.00

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		300,352.64
Disbursements		300,352.64
Ending Balance		0.00
Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		7,387,503,302.68
Note Principal Balance	5,263,155,741.00
Principal Overcollateralization Amount	263,184,743.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		5,526,340,484.00
Free Equity Amount		1,861,162,818.68

Minimum Free Equity Percentage		0.00%
Total Overconcentration		36,392,184.31
Minimum Free Equity Amount		36,392,184.31

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		1,861,162,818.68
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		1,861,162,818.68

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Summary of Allocation of Collections
Total Principal Collections	3,133,114,694.03
Principal Collections Allocated to Series 2008-A	328,366,258.54
Principal Collections Allocated to Series 2010-B	218,904,866.95
Principal Collections Allocated to Series 2012-2	328,357,544.04
Principal Collections Allocated to Series 2012-4	262,686,272.90
Principal Collections Allocated to Series 2013-1	218,905,425.47
Principal Collections Allocated to Series 2013-A	131,342,917.40
Principal Collections Allocated to Series 2013-B	109,452,431.50
Principal Collections Allocated to Series 2013-VFN-1	0.00
Principal Collections Allocated to Series 2013-VFN-2	0.00
Principal Collections Allocated to Series 2014-1	295,521,564.25
Principal Collections Allocated to Series 2014-2	218,904,862.59
Principal Collections Allocated to Series 2015-1	207,959,619.45
Principal Collections Allocated to Series 2015-2	131,342,917.40
Principal Collections Not Allocated to Any Series and Released to Issuer	681,370,013.54

Total Non Principal Collections	45,848,305.27
Non Principal Collections Allocated to Series 2008-A	4,805,134.17
Non Principal Collections Allocated to Series 2010-B	3,203,335.39
Non Principal Collections Allocated to Series 2012-2	4,805,006.64
Non Principal Collections Allocated to Series 2012-4	3,844,008.79
Non Principal Collections Allocated to Series 2013-1	3,203,343.56
Non Principal Collections Allocated to Series 2013-A	1,922,001.19
Non Principal Collections Allocated to Series 2013-B	1,601,667.66
Non Principal Collections Allocated to Series 2013-VFN-1	0.00
Non Principal Collections Allocated to Series 2013-VFN-2	0.00
Non Principal Collections Allocated to Series 2014-1	4,324,502.68
Non Principal Collections Allocated to Series 2014-2	3,203,335.32
Non Principal Collections Allocated to Series 2015-1	3,043,168.56
Non Principal Collections Allocated to Series 2015-2	1,922,001.19
Non Principal Collections Not Allocated to Any Series and Released to Issuer	9,970,800.12

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?	No

(2) Are there any material breaches of pool asset representations and warranties or covenants?	No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?	No

(4) Has the master servicer made any Servicer Advances during the previous collection period?	No

(5) Has an Early Amortization Event occurred?	No

(6) Has the Monthly Payment Rate trigger been met?	No

Current Month's Monthly Payment Rate	39.54%
Prior Month's Monthly Payment Rate	33.10%
Second Prior Month's Monthly Payment Rate	36.60%
3 Month Average Monthly Payment Rate	36.42%

(7) Has the Default Rate trigger been met?		No

Current Month's Default Rate	0.07%
Prior Month's Default Rate	0.03%
Second Prior Month's Default Rate	0.06%
3 Month Average Default Rate	0.05%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	7,894,736.84
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	315,789,473.00
Reserve Account trigger	7,105,263.14

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more preceding consecutive monthly determination dates?		No
Current Month	2.22%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		Yes
Number of accounts added / (removed ): 849 / (141)
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition / (removal):		166,132,945 Added
(707,513,652) Removed

GE Dealer Floorplan Master Note Trust

2015-2

Payment Date:	10/20/2015
Collection Period Ended:	9/30/2015
Closing Date:	2/4/2015
Next Payment Date:	11/20/2015
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
30-59	6.5	0.09%
60-89	2.0	0.03%
90-119	1.4	0.02%
120-149	0.4	0.00%
150-179	0.2	0.00%
180+	1.1	0.01%

*Total	11.7	0.16%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _____ day of _____________ , _________.

GENERAL ELECTRIC CAPITAL CORPORATION,

as Master Servicer

BY:

NAME:

TITLE: Servicing Officer